Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (3,070,968)	$ (1,644,341)	$ (1,541,873)	$ (668,176)
Adjustments to reconcile net loss to net cash used in by operating activities:
Gain (loss) on sale of property and equipment	(24,224)	4,008	(28,408)	(275,499)
Depreciation and amortization	1,037,243	1,054,233	1,441,898	1,125,667
Amortization of financing costs	206,313	88,481	29,239	29,282
Write-off of contingent consideration			(395,634)
Write-down of assets			129,400
Loss on extinguishment of debt			536,534
Financing costs			42,506
Loan contingency write-down		(395,634)
Amortization of warrant feature of note payable	142,338
Amortization of OID interest	32,813
Amortization of operating lease right of use assets	19,107
Changes in operating assets and liabilities:
Increase accounts receivable			(239,205)	(153,667)
Decrease in inventory			240,353	201,339
Decrease (increase) in prepaid expenses and other assets			(28,184)	(27,288)
Increase in accounts payable and accrued expenses			433,739	452,026
Increase in uncertain tax position				(3,000)
Decrease in deferred tax liability and prepaid tax			(742,000)	(1,173,994)
Increase in other liabilities				5,789
Accounts receivable	(617,794)	65,448
Inventory	433,101	(21,310)
Prepaid expenses and other assets	(148,465)	72,322
Accounts payable and accrued expenses	(354,830)	454,299
Other current liabilities	1,234,143
Operating lease liability	(19,107)
Customer deposits	800,064
Warrant liability	(57,100)
Uncertain tax position and deferred taxes	(572,398)	(746,100)
Due to related parties	5,232	(7,288)	(5,370)	70,826
Net cash used in operating activities	(954,532)	(1,075,882)	(127,005)	(416,695)
INVESTING ACTIVITIES
Cash acquired in acquisition				338,411
Proceeds from the sale of fixed assets			320,775	369,272
Acquisition of Goedeker, net of cash acquired	1,135,368
Proceeds from the sale of property and equipment	39,750	202,025
Purchase of equipment	(17,076)	(2,000)	(10,807)	(1,145,889)
Net cash provided by investing activities	1,158,042	200,025	309,968	(438,206)
FINANCING ACTIVITIES
Proceeds of short-term borrowings	822,461		463,137	675,000
Proceeds from notes payable	27,000	3,781,908	16,297	397,464
Repayment of notes payable	(399,287)	(93,767)	(75,534)
Note payable - related party	(246,207)	117,000	117,000
Repayment of lines of credit	(180,865)	(675,000)	(275,000)	(325,197)
Repayment of financing leases	(363,444)	(2,218,500)
Principal payments on capital lease obligation			(596,405)	(150,594)
Loans from (repayments to) related party				759,650
Financing costs and early extinguishment of debt		(528,223)
Net cash provided by (used in) financing activities	(340,342)	383,418	(350,505)	1,356,323
NET CHANGE IN CASH	(136,832)	(492,439)	(167,542)	501,422
CASH
Beginning of period	333,880	501,422	501,422
End of period	$ 197,048	$ 8,983	333,880	501,422
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid			811,854	366,491
Income taxes paid				78,600
NON-CASH FINANCING AND INVESTING ACTIVITIES
Acquisition of subsidiary				5,513,498
Grant of non-controlling interest				852,864
Inventory converted to fixed assets			108,528
Refinancing of capital lease			2,780,052
Refinancing of Kenworth loan			65,259
Refinancing of line of credit			$ 753,037